Provisions, contingencies and commitments - Disclosure of Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 134	€ 237
Acquisition of CCL		9
Additional provisions recognised	124	104
Unused amounts reversed	(13)	(15)
Utilised during the period	(76)	(199)
Translation	1	(2)
Ending balance	170	134
Non-current	55	48
Current	115	86
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	103	208
Acquisition of CCL		9
Additional provisions recognised	115	93
Unused amounts reversed	(8)	(13)
Utilised during the period	(74)	(192)
Translation	1	(2)
Ending balance	137	103
Non-current	26
Current	111
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	20	15
Acquisition of CCL		0
Additional provisions recognised	7	6
Unused amounts reversed	(2)	0
Utilised during the period	(1)	(1)
Translation	0	0
Ending balance	24	20
Non-current	24
Current	0
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	11	14
Acquisition of CCL		0
Additional provisions recognised	2	5
Unused amounts reversed	(3)	(2)
Utilised during the period	(1)	(6)
Translation	0	0
Ending balance	9	€ 11
Non-current	5
Current	€ 4